Schedule of Investments (unaudited)
August 31, 2021
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 2.0%
Baker Hughes Co.	134,686	$ 3,068,147
Poseidon Concepts Corp.(a)	35,081	4
		3,068,151
Food Products — 1.0%
Darling Ingredients, Inc.(a)	21,128	1,574,036
Oil, Gas & Consumable Fuels — 94.1%
Aker BP ASA	92,864	2,419,148
ARC Resources Ltd.	248,087	1,771,699
BP PLC	756,409	3,077,295
Cairn Energy PLC	575,586	1,524,639
Canadian Natural Resources Ltd.	192,858	6,381,977
Cenovus Energy, Inc.	375,481	3,115,988
Chevron Corp.	210,620	20,381,697
ConocoPhillips	187,811	10,429,145
Devon Energy Corp.	158,209	4,675,076
EOG Resources, Inc.	18,957	1,279,977
Equinor ASA	181,971	3,856,719
Exxon Mobil Corp.	174,919	9,536,584
Hess Corp.	67,208	4,620,550
Kinder Morgan, Inc.	230,844	3,755,832
Kosmos Energy Ltd.(a)	490,471	1,157,511
Longview Energy Co. (Acquired 08/13/04, cost $1,143,119)(a)(b)(c)	85,400	1
LUKOIL PJSC, ADR	18,069	1,530,426
Marathon Petroleum Corp.	91,615	5,430,021
Oil Search Ltd.	357,886	969,786
Pioneer Natural Resources Co.	39,704	5,942,498
Royal Dutch Shell PLC, B Shares	878,281	17,282,478
Santos Ltd.	464,089	2,034,254
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	279,325	$ 5,216,103
TC Energy Corp.	101,881	4,837,056
TotalEnergies SE	301,724	13,346,045
Tourmaline Oil Corp.	75,879	2,029,214
Valero Energy Corp.	76,839	5,095,194
Williams Cos., Inc.	172,286	4,253,741
		145,950,654
Total Long-Term Investments — 97.1% (Cost: $127,193,288)		150,592,841
Short-Term Securities(d)(e)
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	3,635,446	3,635,446
Total Short-Term Securities — 2.4% (Cost: $3,635,446)		3,635,446
Total Investments — 99.5% (Cost: $130,828,734)		154,228,287
Other Assets Less Liabilities — 0.5%		830,259
Net Assets — 100.0%		$ 155,058,546
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1, representing 0.0% of its net assets as of period end, and an original cost of $1,143,119.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,311,781	$ 2,323,665(a)	$ —	$ —	$ —	$ 3,635,446	3,635,446	$ 22	$ —
(a)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Energy Opportunities Fund
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 3,068,147	$ 4	$ —	$ 3,068,151
Food Products	1,574,036	—	—	1,574,036
Oil, Gas & Consumable Fuels	99,909,863	46,040,790	1	145,950,654
Short-Term Securities
Money Market Funds	3,635,446	—	—	3,635,446
	$ 108,187,492	$ 46,040,794	$ 1	$ 154,228,287
Portfolio Abbreviation
ADR	American Depositary Receipt
2